Reduction in Workforce	12 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Reduction in Workforce	Reduction in Workforce
In May 2023, the Company reduced headcount by approximately 23% of employees across the Company ("2023 Reduction in Workforce"). The Company incurred and paid $148 in total severance related costs in the year ended December 31, 2023.

The 2023 Reduction in Workforce costs recorded for severance related costs in the year ended December 31, 2023 were as follows:

Sales and marketing	$28
Research and development	102
General and administrative	18
$148